ING EQUITY TRUST

ING FUNDS TRUST

ING MAY FLOWER TRUST

ING MUTUAL FUNDS

ING SERIES FUND, INC.

Supplement dated April 19, 2011

to the Current Prospectuses for the

above-named Company/Trusts (“Registrants”)

Effective immediately, each Registrant’s current Prospectuses are hereby revised as follows:

The first two paragraphs of the section entitled “How to Sell Shares – Payments” are hereby deleted and replaced with the following:

Normally, payment for shares redeemed will be made within three days after receipt by the transfer agent of a request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV but a Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

(All Funds)

ING FUNDS TRUST

(All Funds except ING Floating Rate Fund)

ING MAY FLOWER TRUST

(All Funds)

ING MUTUAL FUNDS

(All Funds except ING Diversified International Fund)

ING SERIES FUND, INC.

(All Funds)

Supplement dated April 19, 2011

to the Current Statements of Additional Information (“SAIs”) for the

above-named Company/Trusts (“Registrants”)

Effective immediately, each Registrant’s current SAIs are hereby revised as follows:

The section entitled “Shareholder Services and Privileges – Signature Guarantee” is hereby deleted and replaced with the following:

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by a notary public. The Company/Trust reserves the right to amend, waive or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING FUNDS TRUST

(ING Floating Rate Fund)

ING MUTUAL FUNDS

(ING Diversified International Fund)

(each a “Fund” and collectively the “Funds”)

Supplement dated April 19, 2011

to the Funds’ current Statements of Additional Information (“SAIs”)

Effective immediately, each Fund’s current SAI is hereby revised as follows:

The following section is added to the section entitled “Shareholder Services and Privileges”:

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by a notary public. The Trust reserves the right to amend, waive or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE